UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  9/30/2002
Check here if Amendment [  ]; Amendment Number:  _____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Frederic Greenberg
Address: 17027 Flying Fish Lane
         Sugar Loaf Key, FL 33044

Form 13F File Number:  28-2868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Frederic Greenberg
Title:   ___________________________
Phone:   212-755-9000

Signature, Place, and Date of Signing:

     /S/ FREDERIC GREENBERG      SUGAR LOAF KEY, FL              11/14/02
     ----------------------      ------------------            --------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for is reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      None.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $64,134.22
                                         (thousands)


List of other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings an list entries.]

      None.

       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------- --------------- --------- -------- ---------------- ---------- -------- --------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- --------------- --------- -------- ----------- ---- ---------- -------- ---- ------ ----
ABIOMED, INC.             CS       003654100    742.17    224,900          OTHER      NONE          x
ATHEROGENICS INC.         CS       047439104     62.60     10,000          OTHER      NONE          x
AMN HEALTHCARE SERV       CS       001744101    370.00     20,000          OTHER      NONE          x
AMARIN CORP PLC - A       ADR      023111107  1,001.82    251,713          OTHER      NONE          x
AMYLIN PHARMACEUTICAL     CS       032346108    15,789        950          OTHER      NONE          x
APHTON CORP.              CS       03759P101    308.45    137,700          OTHER      NONE          x
AXCAN PHARMA INC          CS       054923107    379.28     39,550          OTHER      NONE          x
Call ASTRAZENECA PL       OC       046353908    611.40     20,000          OTHER      NONE          x
Put ASTRAZENECA PLC       OP       046353958    917.10     30,000          OTHER      NONE          x
BIOMARIN PHARMACEUT       CS       09061G101    624.16    107,800          OTHER      NONE          x
BRISTOL MYERS SQUIB       CS       110122108  1,309.00     55,000          OTHER      NONE          x
BOSTON SCIENTIFIC C       CS       101137107    725.88     23,000          OTHER      NONE          x
PUT BOSTON SCIENTIF       OP       101137957    946.80     30,000          OTHER      NONE          x
BIOTRANSPLANT, INC.       CS       09066Y107    538.36    309,400          OTHER      NONE          x
CROSS COUNTRY INC         CS       22748P105    653.76     46,300          OTHER      NONE          x
CAREMARK RX, INC.         CS       141705103    425.00     25,000          OTHER      NONE          x
CONNETICS CORP            CS       208192104    920.33     99,495          OTHER      NONE          x
COLUMBIA LABORATORI       CS       197779101  2,325.96    516,879          OTHER      NONE          x
CONCEPTUS, INC.           CS       206016107    306.00     20,000          OTHER      NONE          x
PUT CEPHALON INC OC       OP       156708959  1,224.60     30,000          OTHER      NONE          x
CORVEL  CORP              CS       221006109  4,267.37    142,388          OTHER      NONE          x
ENDOCARE, INC.            CS       29264P104    462.67     32,332          OTHER      NONE          x
ENZON  INC                CS       293904108    577.20     30,000          OTHER      NONE          x
EP MEDSYSTEMS INC         CS       26881P103    570.64    259,380          OTHER      NONE          x
EP MEDSYSTEMS INC         CS       26881P103  2,530.00  1,150,000          OTHER      NONE          x
Call OSI PHARMACEUT       OC       671040903    339.40     20,000          OTHER      NONE          x
CALL OSI PHARMACEUT       OC       671040903    339.40     20,000          OTHER      NONE          x
PUT OSI PHARMACEUTI       OP       671040953    509.10     30,000          OTHER      NONE          x
HUMANA, INC.              CS       444859102    186.00     15,000          OTHER      NONE          x
IMPAX LABORATORIES        CS       45256B101  1,217.92    250,600          OTHER      NONE          x
INTUITIVE SURGICAL        CS       46120E107    564.09     70,600          OTHER      NONE          x
CALL JOHNSON & JOHN       OC       478160904  1,621.20     30,000          OTHER      NONE          x
LA JOLLA PHARMACEUTICAL   CS       503459109     1,704        400          OTHER      NONE          x
LIFECELL CORP.            CS       531927101    460.65    255,918          OTHER      NONE          x
CALL XOMA LTD FEB 5       OC       G9825R907    125.40     20,000          OTHER      NONE          x
THE MEDICINES COMPA       CS       584688105    126.27     11,500          OTHER      NONE          x
MEDTRONIC INC             CS       585055106  1,200.27     28,586          OTHER      NONE          x
MIM CORP                  CS       553044108    189.00     20,000          OTHER      NONE          x
NOVEN PHARMACEUTICA       CS       670009109    765.00     62,500          OTHER      NONE          x
OXFORD GLYCOSCIENCE       CS       691464101     75.89     27,800          OTHER      NONE          x
PFIZER INC W/RTS          CS       717081103  1,451.00     50,000          OTHER      NONE          x
PHARMACIA CORPORATI       CS       71713U102  1,049.76     27,000          OTHER      NONE          x
PHYSIOMETRIX INC          PE       718928104     97.02     99,000          OTHER      NONE          x
PENWEST PHARMACEUTI       CS       709754105  1,217.72    146,185          OTHER      NONE          x
SANGSTAT MEDICAL CO       CS       801003104  2,136.06    102,400          OTHER      NONE          x
SCHERING PLOUGH COR       CS       806605101    639.60     30,000          OTHER      NONE          x
SERONO SA -ADR            CS       81752M101    120.70     10,000          OTHER      NONE          x
THORATEC LABS CORP        CS       885175307    282.24     36,000          OTHER      NONE          x
TRANSKARYOTIC THERA       CS       893735100  1,140.83     35,200          OTHER      NONE          x
TRIMERIS INC              CS       896263100    223.25      5,000          OTHER      NONE          x
PUT TRANSKARYOTIC T       OP       893735950    972.30     30,000          OTHER      NONE          x
UNITED THERAPEUTICS       CS       91307C102  2,228.25    135,456          OTHER      NONE          x
WOMEN FIRST HEALTHC       CS       978150100    574.24    122,700          OTHER      NONE          x
WORLD HEART CORPORA       CS       980905103    271.92    247,200          OTHER      NONE          x
WORLD HEART CORP          CS       980905103    110.00    100,000          OTHER      NONE          x
WYETH                     CS       983024100    954.00     30,000          OTHER      NONE          x
XOMA LTD                  CS       G9825R107  1,885.39    300,700          OTHER      NONE          x
ZIMMER HOLDINGS INC       CS       98956P102    766.80     20,000          OTHER      NONE          x